S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 04, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,175,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	675,000
Sponsor [Member] | Private Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	120,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,200,000
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.00483